Borrowings - Agreement with Second Century Venture (Details) - TSIH - Second Century Ventures - Class A Common Stock	Apr. 22, 2020 shares
Debt Instrument [Line Items]
Number of shares to secure notes payable	325,000
Number of shares pledged for the underlying warrants	75,000